UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08594
Special Equities Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2007

Item 1. Schedule of Investments

Special Equities Portfolio                                                                                                                  as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 4.2%
Alliant Techsystems, Inc. (1)	8,080	$710,394
Armor Holdings, Inc. (1)	12,490	840,952
Ceradyne, Inc. (1)	8,320	455,437
		$2,006,783
Biotechnology — 1.4%
Martek Biosciences Corp. (1)	32,085	$661,593
		$661,593
Capital Markets — 5.3%
Affiliated Managers Group, Inc. (1)	6,220	$673,937
Greenhill & Co., Inc.	9,240	567,244
Lazard, Ltd., Class A	15,660	785,819
Penson Worldwide, Inc. (1)	16,520	498,739
		$2,525,739
Chemicals — 4.2%
International Flavors & Fragrances, Inc.	15,820	$747,020
Scotts Miracle-Gro Co., Class A	2,800	123,284
Terra Industries, Inc. (1)	65,950	1,154,125
		$2,024,429
Commercial Services & Supplies — 3.4%
Clean Harbors, Inc. (1)	7,680	$347,290
FTI Consulting, Inc. (1)	27,150	911,968
Knoll, Inc.	15,440	367,935
		$1,627,193
Communications Equipment — 2.1%
3Com Corp. (1)	132,300	$517,293
Harris Stratex Networks, Inc., Class A (1)	26,495	508,439
		$1,025,732
Computer Peripherals — 1.1%
Brocade Communications Systems, Inc. (1)	23,950	$228,004
Stratasys, Inc. (1)	7,600	324,672
		$552,676
Construction & Engineering — 1.7%
Foster Wheeler, Ltd. (1)	13,690	$799,359
		$799,359
Diversified Consumer Services — 1.3%
DeVry, Inc.	21,190	$621,926
		$621,926

Electric Utilities — 0.9%
ITC Holdings Corp.	9,515	$411,904
		$411,904
Electrical Equipment — 0.7%
AMETEK, Inc.	10,100	$348,854
		$348,854
Electronic Equipment & Instruments — 5.6%
Excel Technology, Inc. (1)	25,140	$687,076
FLIR Systems, Inc. (1)	25,750	918,502
Paxar Corp. (1)	10,600	304,220
Zygo Corp. (1)	48,300	773,283
		$2,683,081
Energy Equipment & Services — 4.4%
Dresser-Rand Group, Inc. (1)	29,759	$906,459
Hornbeck Offshore Services, Inc. (1)	12,965	371,447
Input/Output, Inc. (1)	58,750	809,575
		$2,087,481
Health Care Equipment & Supplies — 8.5%
Cooper Cos., Inc.	12,350	$600,457
DJO, Inc. (1)	12,600	477,540
IDEXX Laboratories, Inc. (1)	4,095	358,845
Respironics, Inc. (1)	17,900	751,621
Sirona Dental Systems, Inc.	17,200	592,712
West Pharmaceutical Services, Inc.	16,440	763,309
Wright Medical Group, Inc. (1)	23,150	516,013
		$4,060,497
Health Care Providers & Services — 0.7%
VCA Antech, Inc. (1)	9,350	$339,498
		$339,498
Hotels, Restaurants & Leisure — 0.9%
Cheesecake Factory, Inc. (1)	17,010	$453,316
		$453,316
Household Durables — 3.9%
Jarden Corp. (1)	31,840	$1,219,472
Universal Electronics, Inc. (1)	23,110	643,845
		$1,863,317
Household Products — 1.6%
Church & Dwight Co., Inc.	15,240	$767,334
		$767,334

Insurance — 3.2%
Philadelphia Consolidated Holding Corp. (1)	5,310	$233,587
Protective Life Corp.	16,205	713,668
Security Capital Assurance, Ltd.	20,180	569,681
		$1,516,936
Internet Software & Services — 1.8%
VeriSign, Inc. (1)	33,450	$840,264
		$840,264
IT Services — 2.8%
Euronet Worldwide, Inc. (1)	24,790	$665,859
MoneyGram International, Inc.	24,600	682,896
		$1,348,755
Life Sciences Tools & Services — 0.5%
Bruker BioSciences Corp. (1)	24,490	$257,635
		$257,635
Machinery — 4.0%
Kadant, Inc. (1)	19,220	$487,419
RBC Bearings, Inc. (1)	18,159	607,055
Titan International, Inc.	32,490	822,972
		$1,917,446
Media — 2.5%
Central European Media Enterprises, Ltd., Class A (1)	10,900	$964,650
Live Nation, Inc. (1)	9,810	216,409
		$1,181,059
Metals & Mining — 3.1%
Aber Diamond Corp.	24,950	$931,043
IAMGOLD Corp.	40,850	314,954
Meridian Gold, Inc. (1)	8,690	221,856
		$1,467,853
Multiline Retail — 1.8%
Big Lots, Inc. (1)	26,995	$844,404
		$844,404
Multi-Utilities — 1.0%
CMS Energy Corp.	27,000	$480,600
		$480,600
Oil, Gas & Consumable Fuels — 7.9%
Denbury Resources, Inc. (1)	26,850	$799,862
Forest Oil Corp. (1)	22,190	740,480
Foundation Coal Holdings, Inc.	10,260	352,328
Petrohawk Energy Corp. (1)	58,730	773,474

Quicksilver Resources, Inc. (1)	8,870	$352,760
Range Resources Corp.	22,580	754,172
		$3,773,076
Personal Products — 1.3%
Playtex Products, Inc. (1)	47,300	$641,861
		$641,861
Real Estate Investment Trusts (REITs) — 1.9%
Acadia Realty Trust	12,950	$337,607
Douglas Emmett, Inc.	12,550	320,402
Equity One, Inc.	8,740	231,610
		$889,619
Road & Rail — 1.9%
Kansas City Southern (1)	20,880	$742,910
Landstar System, Inc.	4,100	187,944
		$930,854
Semiconductors & Semiconductor Equipment — 3.0%
AMIS Holdings, Inc. (1)	32,000	$350,400
Intersil Corp., Class A	9,160	242,648
Verigy, Ltd. (1)	36,370	853,604
		$1,446,652
Software — 4.3%
i2 Technologies, Inc. (1)	9,460	$227,040
Parametric Technology Corp. (1)	46,450	886,731
Sybase, Inc. (1)	37,200	940,416
		$2,054,187
Specialty Retail — 1.8%
Barnes & Noble, Inc.	11,760	$463,932
Men’s Warehouse, Inc.	8,035	378,047
		$841,979
Trading Companies & Distributors — 1.5%
GATX Corp.	14,750	$705,050
		$705,050
Wireless Telecommunication Services — 1.7%
NII Holdings, Inc., Class B (1)	10,750	$797,435
		$797,435
Total Common Stocks (identified cost $37,947,580)		$46,796,377

Short-Term Investments — 2.2%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.74% (2)	$1,020	$1,020,209
Total Short-Term Investments (at amortized cost, $1,020,209)		$1,020,209
Total Investments — 100.1% (identified cost $38,967,789)		$47,816,586
Other Assets, Less Liabilities — (0.1)%		$(25,795)
Net Assets — 100.0%		$47,790,791

(1)	Non-income producing security.
(2)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of March 31, 2007.

The Portfolio did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$38,969,700
Gross unrealized appreciation	$9,412,011
Gross unrealized depreciation	(565,125)
Net unrealized appreciation	$8,846,886

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Equities Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 18, 2007
By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer
Date:	May 18, 2007